INCOME TAXES (Schedule of Reconciliation Theoretical Tax Benefit and Actual Taxes on Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Loss before taxes on income	$ 27,108	$ 2,979	$ 1,995
Statutory tax rate in Israel	23.00%	23.00%	24.00%
Theoretical tax benefit	$ 6,235	$ 685	$ 479
Increase (decrease) in taxes resulting from:
Effect of different tax rates applicable in foreign jurisdictions	(157)	(399)	185
Operating losses and other temporary differences for which valuation allowance was provided	(4,972)	(708)	(546)
Permanent differences	(2,162)	(756)	(462)
Uncertain tax position	(158)	(91)	(91)
Change in tax rate			(255)
Prior years tax adjustment	204
Other	(1)	(14)	(107)
Total taxes on income	$ (1,011)	$ (1,283)	$ (797)